Shareholder Fees - American Century Mutual Funds, Inc - BALANCED FUND	Mar. 01, 2026 USD ($)
BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 25
BALANCED FUND, I CLASS
Prospectus [Line Items]
Maximum Account Fee	0
BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 0